FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:       /  /   (a)
             or fiscal year ending: 12/31/2000   (b)

Is this a transition report?: (Y/N)                                   __N__

Is this an amendment to a previous filing? (Y/N)                      __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A. Registrant Name: The Prudential Discovery Premier Group Variable
                         Contract Account
     B.  File Number: 811-09799
     C.  Telephone Number:973-367-1388

2.   A.  Street: 213 Washington Street
     B.  City: Newark       C.  State: NJ     D.  Zip Code:07102   Zip Ext:2992
     E.  Foreign Country:                      Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)       __Y__

4.   Is this the last filing on this form by Registrant? (Y/N)        __N__

5.   Is Registrant a small business investment company (SBIC)? (Y/N)  __N__

6.   Is Registrant a unit investment trust(UIT)? (Y/N)                __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7. A. Is Registrant a series or multiple portfolio company? (Y/N) __N__ (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of theperiod?


SCREEN NUMBER:  01      PAGE NUMBER: 01

For period ending 12/31/2000                             If filing more than one
File number 811-09799                                    Page 2, "X":


     C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.


                                                                Is this the
 Series                                                         last filing
 Number                  Series Name                            for this series?
 ------                  -----------                            ----------------
   1                                                                 (Y/N)


SCREEN NUMBER:  02      PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/2000                             If filing more than one
File number 811-09799                                    Page 47, "X":


UNIT INVESTMENT TRUSTS

111.*  A.  Depositor Name:  The Prudential Insurance Company of America
       B.  File Number (If any):_________________
       C.  City:  Newark         State: NJ     Zip Code: 07102    Zip Ext: 3777
       Foreign Country:_______________________ Foreign Postal Code:_____________

111.*  A.  Depositor Name:
       B.  File Number (If any):_________________
       C.  City:________________ State:_______ Zip Code:_________ Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________

112.*  A.  Sponsor Name:
       B.  File Number (If any):_________________
       C.  City:________________ State:_______ Zip Code:_________ Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________

112.*  A.  Sponsor Name:
       B.  File Number (If any):_________________
       C.  City:________________ State:_______ Zip Code:_________ Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________


SCREEN NUMBER: 55       PAGE NUMBER: 47

For period ending 12/31/2000                             If filing more than one
File number 811-09799                                    Page 48, "X":


113.   A.  Trustee Name:
       B.  City:________________ State:_______ Zip Code:_________ Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________

113.   A.  Trustee Name:
       B.  City:________________ State:_______ Zip Code:_________ Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________

114.*  A.  Principal Underwriter Name:  Prudential Investment Management
                                        Services, LLC
       B.  File Number: 8-3650
       C.  City: Newark        State: NJ       Zip Code: 07102    Zip Ext: 4077
       D.  Foreign Country:___________________ Foreign Postal Code:_____________

114.*  A.  Principal Underwriter Name:
       B.  File Number: 8-
       C.  City:________________ State:_______ Zip Code:_________ Zip Ext:______
       D.  Foreign Country:___________________ Foreign Postal Code:_____________

115.*  A.  Independent Public Accountant Name: PRICEWATERHOUSECOOPERS, LLP
       B.  City: New York        State: NY     Zip Code: 10036    Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________

115.   A.  Independent Public Accountant Name:
       B.  City:________________ State:_______ Zip Code: 10036    Zip Ext:______
       Foreign Country:_______________________ Foreign Postal Code:_____________


SCREEN NUMBER: 56       PAGE NUMBER: 48

For period ending 12/31/2000                             If filing more than one
File number 811-09799                                    Page 49, "X":


116.*  A.  Is Registrant part of a family of investment
           companies? (Y/N)                                          __Y__

       B. Identify the family in 10 letters: PRUDENTIAL (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.   A.  Is Registrant a separate account of an insurance
           company? (Y/N) *                                          __Y__
       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

       B.  Variable annuity contracts? (Y/N):                        __Y__
       C.  Scheduled premium variable life contracts? (Y/N):         __N__
       D.  Flexible premium variable life contracts? (Y/N):          __N__
       E.  Other types of insurance products registered under
           the Securities Acts of 1933? (Y/N)                        __N__

118.   State the number of series existing at the end of
       the period that had securities registered under the
       Securities Act of 1933                                        __1__

119.   State the number of new series for which registration
       statements * under the Securities Act of 1933 became
       effective during the period.                                  _____

120.   State the total value of the portfolio securities on the
       date of deposit for the new series included in item 119
       ($000's omitted)                                              _____

121.   State the number of series for which a current prospectus
       was in existence at the end of the period                     __1__

122.   State the number of existing series for which additional
       units were registered under the Securities Act of 1933
       during the period                                             __1__


SCREEN NUMBER: 57       PAGE NUMBER: 49

For period ending 12/31/2000                             If filing more than one
File number 811-09799                                    Page 50, "X":


123.   State the total value of the additional units considered
       in* answering item 122 ($000's omitted)                      $5,042

124.*  State the total value of units prior series that were placed in the portfolios of subsequent series during the
       current period (the value of these units is to be measured on the date they were placed in the subsequent series)
       ($000's omitted)                                              _____

125.*  State the total dollar amount of sales loads collected
       (before reallowances to other brokers or dealers) by
       Registrant's principal underwriter and any underwriter
       which is an affiliated person of the principal underwriter during the current period solely from the sale of units
       of all series of Registrant ($000's omitted)                 $  000

126.   Of the amounts shown in item 125, state the total dollar
       amount of sales loads collected from secondary market
       operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
       the portfolio of a subsequent series.)($000's omitted)       $  000

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of    Total Assets    Total Income
                                      Series       ($000's       Distributions
                                    Investing      omitted)     ($000's omitted)
                                    ---------    ------------   ----------------
A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities         1          $1,927
K.  Other securities
L.  Total assets of all series of       1          $1,927
    registrant


SCREEN NUMBER: 58       PAGE NUMBER: 50

For period ending 12/31/2000                             If filing more than one
File number 811-09799                                    Page 51, "X":


128.*  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
       series at the end of the current period insured or
       guaranteed by an entity other than the issuer? (Y/N)          __N__

129.*  Is the issuer of any instrument covered in item 128
       delinquent or in default as to payment of principal or
       interest at the end of the current period? (Y/N)              _____

130.   In computations of NAV or offering price per unit,
       is any part of the value attributed to instruments
       identified in item 129 derived from insurance or
       guarantees? (Y/N)                                             _____

131.   Total expenses incurred by all series of Registrant
       during the current reporting period ($000's omitted)          $ 195

132.* List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

            811- 09799     811-          811-          811-
            811-           811-          811-          811-
            811-           811-          811-          811-
            811-           811-          811-          811-
            811-           811-          811-          811-
            811-           811-          811-          811-
            811-           811-          811-          811-
            811-           811-          811-          811-


SCREEN NUMBER: 59       PAGE NUMBER: 51

This report is signed on behalf of the registrant in the City of Newark and State of New Jersey on the 28th day of February, 2001.


THE PRUDENTIAL INSURANCE COMPANY OF AMERICA


BY: /S/ William J. Eckert               WITNESS: /S/ William Sues

        William J. Eckert                            William Sues
        Vice President                               Director, Separate Accounts
        Chief Accounting Officer